CONCENTRATION OF RISK (Details) - Credit risk	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
PRC
CONCENTRATION OF RISK
Amounts deposited with major financial institutions	$ 2,662,000	¥ 17,369,000	¥ 28,561,000
HK
CONCENTRATION OF RISK
Amounts deposited with major financial institutions	199,000	1,297,000	2,525,000
United Kingdom
CONCENTRATION OF RISK
Amounts deposited with major financial institutions	719,000	4,694,000	3,649,000
United States of America
CONCENTRATION OF RISK
Amounts deposited with major financial institutions	$ 1,215,000	¥ 7,931,000	¥ 6,409,000